CORE EQUITY



                          DELAWARE GROUP EQUITY FUNDS V

                          DELAWARE SMALL CAP CORE FUND

                            SUPPLEMENT TO THE FUND'S
                         INSTITUTIONAL CLASS PROSPECTUS
                              DATED MARCH 30, 2005
                           (AS REVISED AUGUST 1, 2005)


The following replaces the information in the sections entitled "How has the Delaware Small Cap Core Fund performed?" and "What are the Fund's fees and expenses?" in the Prospectus:

HOW HAS DELAWARE SMALL CAP CORE FUND PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Fund. We show how the returns for the Fund's Institutional Class shares have varied over the past six calendar years as well as the average annual return of these shares for the one-year, five-year and lifetime periods. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect waivers and expense caps in effect during the periods. The returns would have been lower without the waivers and expense caps. Until November 1, 2004, the Fund invested primarily in stocks of small companies whose stock prices appeared low relative to their underlying value or future potential.

YEAR-BY-YEAR TOTAL RETURN (Institutional Class)

          [GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN
                             (INSTITUTIONAL CLASS)]

         --------------- --------- -------- --------- ------------ -----------
                   1999      2000     2001      2002         2003        2004
         --------------- --------- -------- --------- ------------ -----------
                  8.24%    14.04%   18.27%    -6.84%       42.07%      21.39%
         --------------- --------- -------- --------- ------------ -----------

As of June 30, 2005, the Fund's Institutional Class shares had a calendar year-to-date return of 0.56%. During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 20.69% for the quarter ended June 30, 1999 and its lowest quarterly return was -15.51% for the quarter ended September 30, 2002.

AVERAGE ANNUAL RETURNS for periods ending 12/31/04

------------------------------------------------------------------------------- ------------- ------------ -------------------------
                                                                                   1 YEAR       5 YEARS      LIFETIME (12/29/98)*
------------------------------------------------------------------------------- ------------- ------------ -------------------------
Return before taxes                                                                  21.39%       16.83%               16.13%
------------------------------------------------------------------------------- ------------- ------------ -------------------------
Return after taxes on distributions                                                  15.10%       14.21%               13.37%
------------------------------------------------------------------------------- ------------- ------------ -------------------------
Return after taxes on distributions and sale of Fund shares                          19.69%       13.82%               12.99%
------------------------------------------------------------------------------- ------------- ------------ -------------------------
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)               18.33%        6.61%                8.92%
------------------------------------------------------------------------------- ------------- ------------ -------------------------

The Fund's returns are compared to the performance of the Russell 2000 Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

* Lifetime returns are shown if the Fund or class existed for less than 10 years. Russell 2000 Index reports returns on a monthly basis. This figure reflects the return from December 31, 1998 through December 31, 2004.

WHAT ARE THE FUND'S FEES AND EXPENSES?

-------------------------------------------------- ------------------------------------------------------------ ----------
YOU DO NOT PAY SALES CHARGES directly              Maximum sales charge (load) imposed on purchases
from your investments when you buy or              as a percentage of offering price                                  none
sell shares of the Institutional Class.            ------------------------------------------------------------ ----------
                                                   Maximum contingent deferred sales charge (load) as a
                                                   percentage of original purchase price or redemption
                                                   price, whichever is lower                                          none
                                                   ------------------------------------------------------------ ----------
                                                   Maximum sales charge (load) imposed on reinvested
                                                   dividends                                                          none
                                                   ------------------------------------------------------------ ----------
                                                   Redemption fees                                                    none
                                                   ------------------------------------------------------------ ----------
                                                   Exchange fees(1)                                                   none
-------------------------------------------------- ------------------------------------------------------------ ----------

-------------------------------------------------- ------------------------------------------------------------ ----------
ANNUAL FUND OPERATING EXPENSES are                 Management fees                                                   0.75%
deducted from the Fund's assets.                   ------------------------------------------------------------ ----------
                                                   Distribution and service (12b-1) fees                              none
                                                   ------------------------------------------------------------ ----------
                                                   Other expenses                                                    1.55%
                                                   ------------------------------------------------------------ ----------
                                                   Total operating expenses(2)                                       2.30%
-------------------------------------------------- ------------------------------------------------------------ ----------
-------------------------------------------------- -----------------------------------------------------------------------
THIS EXAMPLE is intended to help you               1 year                                                             $233
compare the cost of investing in the Fund          ------------------------------------------------------------ ----------
to the cost of investing in other mutual           3 years                                                            $718
funds with similar investment objectives.          ------------------------------------------------------------ ----------
We show the cumulative amount of Fund              5 years                                                          $1,230
expenses on a hypothetical investment of           ------------------------------------------------------------ ----------
$10,000 with an annual 5% return over the          10 years                                                         $2,636
time shown.(3) This is an example only, and        ------------------------------------------------------------ ----------
does not represent future expenses,
which may be greater or less than those
shown here.
-------------------------------------------------- ------------------------------------------------------------ ----------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments(R) family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The investment manager has voluntarily agreed to waive fees and pay expenses through December 31, 2005 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 1.00% of average daily net assets. The following table shows operating expenses which are based on the most recently completed fiscal year and reflects the manager's current fee waivers and payments.

      ------------------------------------ ------------------------------------------ ----------
      FUND OPERATING EXPENSES              Management fees                                 0.00%
      including voluntary expense cap      ------------------------------------------ ----------
      in effect through December 31,       Distribution and service (12b-1) fees            none
      2005.                                ------------------------------------------ ----------
                                           Other expenses                                  1.00%
                                           ------------------------------------------ ----------
                                           Total operating expenses                        1.00%
      ------------------------------------ ------------------------------------------ ----------

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnote 2.


The following supplements the disclosure on the back cover of the Prospectus:

Delaware Fund Symbols
Delaware Small Cap Core Fund                 CUSIP               NASDAQ
Institutional Class                        24610B859             DCCIX



THIS SUPPLEMENT IS DATED AUGUST 9, 2005.


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